PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following as of March 31, 2025 and December 31, 2024 (in thousands):

	March 31, 2025	December 31, 2024
ATM Equipment	$24,067	$23,271
Computer equipment	826	799
Office equipment	191	186
	25,084	24,256
Less accumulated depreciation	9,693	8,011
Total property and equipment	$15,391	$16,245

Depreciation expense for the three months ended March 31, 2025 and 2024 was $1.7 million and $0.8 million, respectively.

NOTE 5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
ATM Equipment	$23,271	$10,067
Computer equipment	799	117
Office equipment	186	26
	24,256	10,210
Less accumulated depreciation	8,011	3,915
Total property and equipment	$16,245	$6,295

Depreciation expense for the years ended December 31, 2024 and 2023 was $4,096 and $1,479, respectively.